RETIREMENT BENEFIT SCHEMES	12 Months Ended
Dec. 31, 2024
RETIREMENT BENEFIT SCHEMES
RETIREMENT BENEFIT SCHEMES

28.RETIREMENT BENEFIT SCHEMES

The Group participates in defined contribution retirement schemes organized by the relevant local government authorities where the Group operates. Certain employees of the Group eligible for participating in the retirement schemes are entitled to retirement benefits from the schemes. The Group is required to make contributions to the retirement schemes up to the time of retirement of the eligible employees, excluding those employees who resign before their retirement, at a percentage that is specified by the local government authorities.

The total expense recognized in profit or loss of approximately USD10,883,000, USD11,005,000 and USD12,389,000 for the years ended December 31, 2022, 2023 and 2024 (Note 12), represents contributions paid/payable to these plans by the Group at rates specified in the rules of the plans. During the years ended December 31, 2022, 2023 and 2024, the Group had no forfeited contributions (by employers on behalf of employees who leave the scheme prior to vesting fully in such contributions) in the defined social security contribution schemes which may be used by the Group to reduce the existing level of contributions. There were also no forfeited contributions available to be utilized for such use.